Schedule of investments
Delaware International Small Cap Fund	August 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.12%Δ
Argentina − 1.65%
Despegar.com †	74,685	$ 895,473
Ternium ADR	20,366	1,107,503
		2,002,976
Australia − 4.21%
Bapcor	144,372	765,711
Domain Holdings Australia	297,622	1,177,894
HUB24	60,160	1,323,822
Pro Medicus	39,748	1,833,928
		5,101,355
Austria − 0.40%
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,833	487,945
		487,945
Belgium − 0.76%
Barco	37,622	923,093
		923,093
Brazil − 2.75%
Banco Inter	76,595	999,284
Locaweb Servicos de Internet	309,508	1,469,487
SLC Agricola	108,769	856,765
		3,325,536
Canada − 10.97%
Aritzia †	60,745	1,985,112
ATS Automation Tooling Systems †	80,329	2,904,616
Capital Power	54,214	1,864,499
Endeavour Mining	25,938	633,828
Enerplus	251,522	1,487,222
Granite Real Estate Investment Trust	32,570	2,351,267
Major Drilling Group International †	179,092	1,132,766
Vermilion Energy †	139,096	928,299
		13,287,609
Chile − 0.60%
Geopark	60,664	731,608
		731,608
China − 0.77%
Niu Technologies ADR †	34,556	929,211
		929,211
NQ-581 [8/21] 10/21 (1868504)    1

Schedule of investments
Delaware International Small Cap Fund (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Denmark − 0.70%
Royal Unibrew	6,591	$ 851,214
		851,214
Finland − 1.14%
Valmet	34,412	1,379,862
		1,379,862
France − 0.63%
SOITEC †	3,163	755,906
		755,906
Germany − 9.33%
Befesa	20,856	1,691,787
Duerr	32,144	1,581,924
Evotec †	31,277	1,554,766
flatexDEGIRO †	7,532	782,620
K+S †	116,934	1,666,503
Salzgitter †	35,063	1,318,196
Steico	7,363	1,048,480
TAG Immobilien	48,961	1,657,433
		11,301,709
India − 3.59%
Affle India †	10,039	654,448
Mahindra Logistics	69,927	733,870
Varun Beverages	132,458	1,536,627
Voltas	104,344	1,423,292
		4,348,237
Israel − 1.52%
Inmode †	14,077	1,842,398
		1,842,398
Italy − 2.90%
Reply	10,135	2,045,143
Tinexta	31,806	1,472,154
		3,517,297
Japan − 14.34%
Asics	70,000	1,485,706
Capcom	30,000	837,159
CKD	41,700	874,443
Fujimi	22,200	1,238,995
Insource	35,800	690,846
Japan Elevator Service Holdings	71,300	1,880,119
2    NQ-581 [8/21] 10/21 (1868504)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Katitas	43,200	$ 1,437,186
Mitsui High-Tec	20,200	1,162,260
Nifco	19,300	609,621
SMS	42,300	1,497,600
Taiyo Yuden	28,800	1,633,523
TechnoPro Holdings	42,000	1,126,592
Tokyo Seimitsu	23,500	1,029,587
Toyo Tire	56,900	1,011,647
Tsugami	60,400	858,661
		17,373,945
Mexico − 0.89%
Grupo Aeroportuario del Centro Norte †	178,651	1,076,763
		1,076,763
Netherlands − 0.82%
IMCD	5,034	991,739
		991,739
Norway − 1.28%
TOMRA Systems	25,132	1,544,761
		1,544,761
Republic of Korea − 6.11%
Doosan Fuel Cell †	23,354	1,105,813
Hansae	55,178	982,730
LEENO Industrial	8,849	1,360,034
LG Innotek	5,869	1,088,305
NHN KCP †	13,535	565,004
OCI †	15,995	1,752,007
Wonik QnC †	22,025	540,438
		7,394,331
Russia − 2.49%
Detsky Mir PJSC =	681,099	1,290,144
HeadHunter Group ADR	32,606	1,728,444
		3,018,588
South Africa − 2.14%
Transaction Capital	506,608	1,324,217
Woolworths Holdings †	290,367	1,272,307
		2,596,524
Sweden − 3.92%
Catena	9,669	624,660
NQ-581 [8/21] 10/21 (1868504)    3

Schedule of investments
Delaware International Small Cap Fund (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Sweden (continued)
Intrum	33,933	$ 1,012,943
MIPS	19,593	2,178,526
Tobii †	117,319	926,512
		4,742,641
Taiwan − 2.67%
Kindom Development	743,600	1,140,347
Merida Industry	102,000	1,174,085
Wafer Works	360,000	914,500
		3,228,932
United Kingdom − 20.54%
888 Holdings	203,425	1,139,971
Aston Martin Lagonda Global Holdings †	42,760	1,178,123
Countryside Properties †	228,897	1,771,756
Dechra Pharmaceuticals	24,125	1,738,017
Electrocomponents	174,729	2,556,006
Future	74,626	3,950,083
Grafton Group †	121,919	2,341,656
Great Portland Estates	112,109	1,203,008
Inchcape	103,212	1,304,780
Keywords Studios †	43,655	1,873,796
Naked Wines †	48,986	565,727
Pagegroup †	138,369	1,198,491
Rotork	172,775	792,432
S4 Capital †	190,216	2,128,760
Savills	60,759	1,141,917
		24,884,523
Total Common Stocks (cost $87,363,527)		117,638,703

Preferred Stock – 1.15%Δ
Brazil − 1.15%
Azul †, **	191,211	1,396,697
Total Preferred Stock (cost $1,190,618)		1,396,697

Short-Term Investments – 1.23%
Money Market Mutual Funds – 1.23%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	372,266	372,266
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	372,267	372,267
4    NQ-581 [8/21] 10/21 (1868504)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	372,267	$ 372,267
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	372,267	372,267
Total Short-Term Investments (cost $1,489,067)		1,489,067
Total Value of Securities−99.50% (cost $90,043,212)		120,524,467
Receivables and Other Assets Net of Liabilities — 0.50%		611,088
Net Assets Applicable to 11,666,665 Shares Outstanding — 100.00%	$121,135,555
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Perpetual security with no stated maturity date.
The following foreign currency exchange contracts were outstanding at August 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	(398,185)	USD	315,254	9/2/21	$—	$(352)
BNYM	KRW	65,412,825	USD	(56,378)	9/1/21	43	—
BNYM	MXN	(514,991)	USD	25,612	9/2/21	—	(23)
Total Foreign Currency Exchange Contracts						$43	$(375)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
GS – Goldman Sachs
PJSC – Private Joint Stock Company
NQ-581 [8/21] 10/21 (1868504)    5

Schedule of investments
Delaware International Small Cap Fund (Unaudited)
Summary of currencies:
CAD – Canadian Dollar
KRW – South Korean Won
MXN – Mexican Peso
USD – US Dollar
6    NQ-581 [8/21] 10/21 (1868504)